INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Financing Receivable, Past Due [Line Items]
Amortization of intangible assets	$ 63,460	$ 82,472	$ 80,396
Intangible Assets [Member]
Financing Receivable, Past Due [Line Items]
Loan from bank	4,600,000
Collateral to secure loan	$ 1,800,000